Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	2,534,707	1,957,364	1,499,497
Dividend reinvestment plan issuances, Average Price	$ 48.44	$ 43.95	$ 37.22
Dividend reinvestment plan issuances, Gross Proceeds	122,794,000	86,034,000	55,818,000
Dividend reinvestment plan issuances, Net Proceeds	121,846,000	86,034,000	55,818,000
Equity shelf program issuances, Shares Issued	848,620	431,082	1,952,600
Equity shelf program issuances, Average Price	50.53	44.94	40.69
Equity shelf program issuances, Gross Proceeds	42,888,000	19,371,000	79,447,000
Equity shelf program issuances, Net Proceeds	41,982,000	19,013,000	77,605,000
Option exercises, Shares	(232,000)	(129,000)	(96,000)
Option exercises, Average Price	37.17	31.17	38.23
Option exercises, Gross Proceeds	8,628,000	4,022,000	3,676,000
Option exercises, Net Proceeds	8,628,000	4,022,000	3,676,000
Issuance of Common Stock, Shares	45,015,408	23,217,500	18,565,133
Gross Proceeds From Issuance Of Common Stock	2,222,748,000	1,033,452,000	724,973,000
Net proceeds from the issuance of common stock	2,137,594,000	995,438,000	704,533,000
February 2009 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			5,816,870
Public issuance, Average Price			36.85
Public issuance, Gross Proceeds			214,352,000
Public issuance, Net Proceeds			210,880,000
September 2009 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			9,200,000
Public issuance, Average Price			40.40
Public issuance, Gross Proceeds			371,680,000
Public issuance, Net Proceeds			356,554,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		9,200,000
Public issuance, Average Price		45.75
Public issuance, Gross Proceeds		420,900,000
Public issuance, Net Proceeds		403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		11,500,000
Public issuance, Average Price		43.75
Public issuance, Gross Proceeds		503,125,000
Public issuance, Net Proceeds		482,448,000
March 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	28,750,000
Public issuance, Average Price	49.25
Public issuance, Gross Proceeds	1,415,938,000
Public issuance, Net Proceeds	1,358,543,000
November 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	12,650,000
Public issuance, Average Price	50.00
Public issuance, Gross Proceeds	632,500,000
Public issuance, Net Proceeds	$ 606,595,000